Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$55,497,672.13	0.6636096	$43,663,779.83	0.5221067	$11,833,892.30
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$123,877,672.13	0.1222867	$112,043,779.83	0.1106048	$11,833,892.30

Weighted Avg. Coupon (WAC)	3.11%		3.11%
Weighted Avg. Remaining Maturity (WARM)	19.84		19.03
Pool Receivables Balance	$142,776,581.67		$130,569,008.17
Remaining Number of Receivables	25,230		24,155

Adjusted Pool Balance	$139,187,658.68		$127,353,766.38

III. COLLECTIONS

Principal:
Principal Collections	$12,000,878.71
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$176,524.31
Total Principal Collections	$12,177,403.02

Interest:
Interest Collections	$360,948.95
Late Fees & Other Charges	$30,493.20
Interest on Repurchase Principal	$-
Total Interest Collections	$391,442.15

Collection Account Interest	$20,751.94
Reserve Account Interest	$4,917.15
Servicer Advances	$-

Total Collections	$12,594,514.26

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$12,594,514.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,594,514.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$118,980.48	$-	$118,980.48	118,980.48
Collection Account Interest					$20,751.94
Late Fees & Other Charges					$30,493.20
Total due to Servicer					$170,225.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$82,321.55		$82,321.55

Total Class A interest:		$82,321.55		$82,321.55	82,321.55

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$12,191,557.92

9. Regular Principal Distribution Amount:					11,833,892.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,833,892.30
Class A Notes Total:		$11,833,892.30		$11,833,892.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,833,892.30		$11,833,892.30

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					357,665.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,588,922.99
Beginning Period Amount	$3,588,922.99
Current Period Amortization	$373,681.20
Ending Period Required Amount	$3,215,241.79
Ending Period Amount	$3,215,241.79
Next Distribution Date Required Amount	$2,865,008.86

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.00%	12.02%	12.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.53%	23,800	97.98%	$127,929,644.76
30 - 60 Days	1.13%	274	1.54%	$2,014,712.53
61 - 90 Days	0.27%	65	0.40%	$516,171.22
91-120 Days	0.07%	16	0.08%	$108,479.66
121 + Days	0.00%	0	0.00%	$-
Total		24,155		$130,569,008.17

Delinquent Receivables 30+ Days Past Due
Current Period	1.47%	355	2.02%	$2,639,363.41
1st Preceding Collection Period	1.58%	398	2.10%	$2,998,701.64
2nd Preceding Collection Period	1.78%	465	2.41%	$3,730,671.72
3rd Preceding Collection Period	1.77%	476	2.41%	$4,025,145.80
Four-Month Average	1.65%		2.24%

Repossession in Current Period		8		$49,466.15
Repossession Inventory		46		$37,421.82

Current Charge-Offs
Gross Principal of Charge-Offs				$206,694.79
Recoveries				$(176,524.31)
Net Loss				$30,170.48

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.25%

Average Pool Balance for Current Period				$136,672,794.92

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.26%
1st Preceding Collection Period				-0.14%
2nd Preceding Collection Period				0.86%
3rd Preceding Collection Period				0.24%
Four-Month Average				0.31%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		24	2,298	$28,696,294.85
Recoveries		28	2,074	$(16,396,004.09)
Net Loss				$12,300,290.76
Cumulative Net Loss as a % of Initial Pool Balance				1.16%

Net Loss for Receivables that have experienced a Net Loss *		17	1,632	$12,380,986.82
Average Net Loss for Receivables that have experienced a Net Loss				$7,586.39

Principal Balance of Extensions				$461,272.47
Number of Extensions				53

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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